Accounts and Other Payables (Details) - USD ($)		12 Months Ended
	Mar. 23, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accounts and Other Payables [Abstract]
Issued note	$ 5,000,000	$ 5,000,000
Interest bearing percentage	5.00%
Matured	3 months